                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S Squared Technology, LLC
Address:  515 Madison Avenue
          New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seymour L. Goldblatt
Title:    Managing Member
Phone:    212-421-2155

Signature, Place, and Date of Signing:

    /s/ Seymour L. Goldblatt       New York, New York      May 13, 2013
--------------------------------
          [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

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                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:       1

Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  $195,787
                                         ----------
                                         (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

Page 1 of 3                        FORM 13F                       MARCH 31, 2013
       NAME OF REPORTING MANAGER - S SQUARED TECHNOLOGY, LLC

                                                   Item 4:
                                                   Fair
                               Item 2:             Market      Item 5:                              Item 7
                                Title   Item 3:    Value      Shares of                            Managers         Item 8:
            Item 1:              of      CUSIP     c..t       Principal          Item 6              See             Voting
        Name of Issuer          class    Number    1/VIM       Amount     Investment Discretion   Instr. II      Authority (Shares)
------------------------------ ------- ---------- -------- ------------- ------------------------ --------- ------------------------
                                                                                (b)        (c)
                                                                          (a)  Shared     Shared-               (a)      (b)   (c)
                                                                         Sole   -Ac       Other                Sole    Shared None
------------------------------ ------- ---------- -------- ------------- ---- --------- --------- --------- ---------- ------ ------
ABSOLUTE SOFTWARE CORPORATION  COM      00386B109    8,851   1,670,000SH   x                                 1,670,000
ACQUITY GROUP LTD              ADR      00489C103       27       4,200SH  01                                     4,200
ANADIGICS INC.                 COM      032515108    1,895     950,000SH   x                                   950,000
BRIGHTCOVE, INC.               COM      10921T101    2,662     428,700SH   x                                   428,700
CALIX INC                      COM      13100M509   13,221   1,622,200SH          01                         1,622,200
CALLIDUS SOFTWARE              COM      13123E500    6,440   1,409,100SH   x                                 1,409,100
CHIPMOS TECHNOLOGIES           COM      G2110R106    2,331     175,000SH   x                                   175,000
CIENA                          COM      171779101      948      59,200SH   x                                    59,200
COMVERSE TECHNOLOGY INC        COM      20585P105      573      20,430SH   x                                    20,430
DEMAND MEDIA INC               COM      24802N109    3,964     459,300SH          01                           459,300
EGAIN COMMUNICATIONS CORP.     COM      28225C806    2,944     340,000SH          01                           340,000
ENERNOC INC.                   COM      292764107    1,035      59,600SH   x                                    59,600
FORTINET INC                   COM      34959E109       33       1,400SH  01                                     1,400
GSE SYSTEMS INC                COM      36227K106    2,284   1,141,800SH   x                                 1,141,800
GUIDANCE SOFTWARE INC          COM      401692108    3,565     328,600SH   x                                   328,600
HARMONIC                       COM      413160102    5,303     915,900SH   x                                   915,900
INCONTACT INC                  COM      45336E109    4,089     505,400SH          01                           505,400
INFORMATICA CORP.              COM      45666Q102    1,334      40,100SH          01                            40,100
INPHI CORP.                    COM      45772F107    6,598     626,800SH   x                                   626,800
INTER-NAP NETWORK              COM      45885A300   11,276   1,206,000SH   x                                 1,206,000
INTEVAC INC.                   COM      461148108      219      46,413SH   x                                    46,413
IXIA                           COM      45071r109    4,899     226,400SH   x                                   226,400
KEYNOTE SYS INC.               COM      493308100    3,310     237,100SH   x                                   237,100
KVH INDUSTRIES INC.            COM      482738101    2,949     217,300SH   x                                   217,300
LAM RESEARCH CORP.             COM      512807108      821      19,800SH   x                                    19,800
LOGMEIN INC.                   COM      54142L109    3,075     160,000SH   x                                   160,000
MATTERSIGHT CORPORATION        COM      577097108    2,782     648,427SH          01                           648,427
MICROS SYSTEMS INC.            COM      594901100      979      21,500SH          01                            21,500
MICROSTRATEGY INC.             COM      594972408    6,803      67,300SH   x                                    67,300
MILLENIAL MEDIA INC.           COM      60040N105    1,905     300,000SH   x                                   300,000
NEOPHOTONICS CORPORATION       COM      64051T100    3,158     618,000SH   x                                   618,000
NQ MOBILE INC.                 ADR      64118U108    6,678     741,100SH          01                           741,100
NVIDIA CORP.                   COM      67066G104    1,074      83,700SH   x                                    83,700
COLUMN TOTAL                                       118,025

Page 2 of 3                        FORM 13F                       MARCH 31, 2013
       NAME OF REPORTING MANAGER - S SQUARED TECHNOLOGY, LLC

                                                   Item 4:
                                                   Fair
                               Item 2:             Market      Item 5:                              Item 7
                                Title   Item 3:    Value      Shares of                            Managers         Item 8:
            Item 1:              of      CUSIP     c..t       Principal          Item 6              See             Voting
        Name of Issuer          class    Number    1/VIM       Amount     Investment Discretion   Instr. II      Authority (Shares)
------------------------------ ------- ---------- -------- ------------- ------------------------ --------- ------------------------
                                                                                (b)        (c)
                                                                          (a)  Shared     Shared-               (a)      (b)   (c)
                                                                         Sole   -Ac       Other                Sole    Shared None
------------------------------ ------- ---------- -------- ------------- ---- --------- --------- --------- ---------- ------ ------
OPLINK COMMUNICATIONS          COM      68375Q106    5,766     351,600SH          01                           351,600
PARAMETRIC TECH CORP.          COM      699173209    1,484      58,200SH   x                                    58,200
PAYCHEX INC.                   COM      704326107       32         900SH  01                                       900
POWER SOLUTIONS INT'L          COM      74437C101    1,138      43,700SH   x                                    43,700
PROCERA NETWORKS INC.          COM      74269U203    2,378     200,000SH   x                                   200,000
PROGRESS SOFTWARE CORP.        COM      743312100    2,580     113,000SH   x                                   113,000
PROOFPOINT INC.                COM      743424103    7,102     421,274SH          01                           421,274
REAL NETWORKS INC.             COM      75605L708   13,230   1,715,899SH   x                                 1,715,899
REALD INC.                     COM      75604L105    4,150     319,200SH   x                                   319,200
RESVERLOGIX CORP.              COM      76128M108      526     197,900SH   x                                   197,900
RESVERLOGIX CORP. RESTRICTED
 SH                            COM      76128M108      812     305,500SH   x                                   305,500
RIVERBED TECHNOLOGY INC.       COM      768573107      853      57,200SH   x                                    57,200
RIVERSTONE NETWORKS            COM      769320995        0   2,284,000SH   x                                 2,284,000
SABA SOFTWARE INC.             COM      784932600    1,293     162,600SH   x                                   162,600
SANDVINE CORP.                 COM      CA8002131    2,822   1,438,200SH   x                                 1,438,200
SERVICENOW INC.                COM      81762P102       36       1,000SH  01                                     1,000
SHORTEL INC.                   COM      825211105       53      14,500SH  01                                    14,500
SILICON LABORATORIES, INC.     COM      826919102      662      16,000SH   x                                    16,000
TIBCO SOFTWARE INC. COM        COM      88632Q103      812      40,200SH          01                            40,200
TREE.COM INC.                  COM      894675107   11,968     647,300SH          01                           647,300
UNWIRED PLANET INC. COMMON     COM      91531F103    7,008   3,156,838SH          01                         3,156,838
WEB.COM GROUP INC. COMMON      COM      94733A104   12,750     746,501SH          01                           746,501
WEBMEDIABRANDS INC.            COM      94770W209       89      54,386SH   x                                    54,386
ELOYALTY CORP. SERIES B CONV
 PF                            CVPF     290152990      115      22,475SH   x                                    22,475
OCZ TECHNOLOGY WTS EXP 11/01/1 WNT      6709949R5        0     267,749SH   x                                   267,749
RESVERLOGIX CORP WTS 02/25/16  WNT      73128M132       54     152,750SH   x                                   152,750
COLUMN TOTAL                                        77,713

Page 3 of 3                        FORM 13F                       MARCH 31, 2013
S Squared Technology, LLC NAME OF REPORTING MANAGER - S SQUARED TECHNOLOGY, LLC 13F - Additions

                                                   Item 4:
                                                   Fair
                               Item 2:             Market      Item 5:                              Item 7
                                Title   Item 3:    Value      Shares of                            Managers         Item 8:
            Item 1:              of      CUSIP     c..t       Principal          Item 6              See             Voting
        Name of Issuer          class    Number    1/VIM       Amount     Investment Discretion   Instr. II      Authority (Shares)
------------------------------ ------- ---------- -------- ------------- ------------------------ --------- ------------------------
                                                                                (b)        (c)
                                                                          (a)  Shared     Shared-               (a)      (b)   (c)
                                                                         Sole   -Ac       Other                Sole    Shared None
------------------------------ ------- ---------- -------- ------------- ---- --------- --------- --------- ---------- ------ ------
PEREGRINE SEMICONDUCTOR        COM      71366R703       49       5,000SH   x                                     5,000
TOTAL MARKET VALUE 13F
 ADDITIONS                                              49
TOTAL MARKET VALUE 13F                             195,738
TOTAL MARKET VALUE 13F &
 ADDITIONS                                         195,787